Commitments and Contingencies - Additional Information (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2021 USD ($) Lease	Jun. 30, 2021 USD ($) $ / shares	Jul. 31, 2020 USD ($)	Jan. 31, 2021 USD ($) Lease	Dec. 31, 2020 USD ($) $ / shares	Jan. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Line Items]
Lease expiration date				November 2026
Percentage of annual escalation of base rent			2.75%			2.75%
Rent expense	$ 297,000	$ 857,000	$ 592,000		$ 1,400,000	$ 1,984,000		$ 1,856,000
Payments to facilitate early terminations of leases			$ 394,000			$ 394,000
LGL SYSTEMS ACQUISITION CORP [Member]
Commitments And Contingencies Disclosure [Line Items]
Purchased an aggregate, per unit | $ / shares				$ 0.35			$ 0.35
Deferred underwriting fees				$ 6,037,500			$ 6,037,500
MARYLAND
Commitments And Contingencies Disclosure [Line Items]
Number of lease buyouts | Lease			2			2